UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

Dreyfus Growth Opportunity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	02/28
Date of reporting period:	05/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth Opportunity Fund, Inc.
May 31, 2007 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Consumer Discretionary--12.1%
Best Buy	32,400	1,564,596
Coach	34,100 a	1,751,376
Family Dollar Stores	53,700	1,807,005
Gap	109,900	2,035,348
Garmin	30,010	1,930,543
Gildan Activewear	47,200 a	1,649,640
Marriott International, Cl. A	73,000	3,361,650
News, Cl. A	134,200	2,964,478
O'Reilly Automotive	48,800 a	1,853,912
Omnicom Group	16,900	1,779,570
Ross Stores	52,700	1,730,668
Staples	60,800	1,523,648
Starbucks	42,400 a	1,221,544
Walt Disney	51,900	1,839,336
		27,013,314
Consumer Staples--10.9%
Altria Group	60,900	4,329,990
Cadbury Schweppes, ADR	43,100	2,429,116
Clorox	25,140	1,687,900
Coca-Cola Enterprises	57,680	1,346,828
Colgate-Palmolive	32,200	2,156,112
CVS	54,500	2,100,430
PepsiCo	61,200	4,181,796
SUPERVALU	37,740	1,797,934
Wal-Mart Stores	89,700	4,269,720
		24,299,826
Energy--5.5%
Cameron International	25,200 a	1,786,680
Diamond Offshore Drilling	12,500	1,179,625
Exxon Mobil	15,100	1,255,867
Marathon Oil	19,700	2,439,057
National Oilwell Varco	27,700 a	2,616,265
Sunoco	14,100	1,123,911
XTO Energy	31,900	1,850,519
		12,251,924
Financial--8.1%
AmeriCredit	40,300 a	1,069,965
Ameriprise Financial	18,600	1,169,010
Capital One Financial	14,850	1,184,733
Franklin Resources	11,100	1,506,714
Goldman Sachs Group	10,400	2,400,528
JPMorgan Chase & Co.	48,200	2,498,206
Merrill Lynch & Co.	25,200	2,336,796
MetLife	23,100	1,570,800
MGIC Investment	24,590	1,598,350

SLM	20,100	1,129,821
T. Rowe Price Group	33,700	1,730,495
		18,195,418
Health Care--17.3%
Abbott Laboratories	54,100	3,048,535
Aetna	29,800	1,577,314
Allergan	12,400	1,544,172
Amylin Pharmaceuticals	25,900 a	1,197,875
Celgene	29,300 a	1,794,332
Cerner	24,500 a	1,391,845
Covance	17,800 a	1,184,590
Express Scripts	15,400 a	1,572,340
Gen-Probe	21,900 a	1,184,571
Gilead Sciences	33,310 a	2,757,069
IMS Health	45,210	1,478,367
Johnson & Johnson	81,800	5,175,486
Medtronic	51,370	2,731,343
Merck & Co.	50,300	2,638,235
Quest Diagnostics	21,600	1,058,832
Sanofi-Aventis, ADR	24,100	1,159,210
Schering-Plough	88,820	2,907,967
Thermo Fisher Scientific	22,200 a	1,212,120
Universal Health Services, Cl. B	24,000	1,482,960
Wyeth	28,700	1,660,008
		38,757,171
Industrials--13.8%
3M	31,100	2,735,556
AirTran Holdings	156,400 a	1,937,796
Danaher	22,300	1,639,050
Emerson Electric	53,600	2,596,920
European Aeronautic Defence and
Space	85,800	2,697,523
General Electric	253,100	9,511,498
Goodrich	53,700	3,194,613
Honeywell International	25,300	1,465,123
L-3 Communications Holdings	13,500	1,286,010
Norfolk Southern	24,400	1,412,272
Public Service Enterprise Group	12,200	1,085,068
Tyco International	39,500	1,317,720
		30,879,149
Information Technology--24.4%
Accenture, Cl. A	45,010	1,842,709
Adobe Systems	45,200 a	1,992,416
Apple Computer	33,600 a	4,084,416
Autodesk	59,750 a	2,715,637
Broadcom, Cl. A	54,600 a	1,668,576
Cisco Systems	224,100 a	6,032,772
Cognizant Technology Solutions,
Cl. A	17,300 a	1,359,088
Hewlett-Packard	101,600	4,644,136
JDS Uniphase	82,100 a	1,075,510
McAfee	33,900 a	1,246,164

Microchip Technology	65,600	2,662,048
Microsoft	320,500	9,829,735
Network Appliance	59,900 a	1,928,181
NVIDIA	48,700 a	1,688,429
Oracle	188,200 a	3,647,316
QUALCOMM	75,000	3,221,250
Research In Motion	6,700 a	1,112,736
Texas Instruments	107,400	3,797,664
		54,548,783
Internet--3.4%
Google, Cl. A	10,900 a	5,425,475
Yahoo!	72,700 a	2,086,490
		7,511,965
Materials--3.4%
Celanese, Ser. A	54,700	1,990,533
Cytec Industries	30,900	1,837,005
Freeport-McMoRan Copper & Gold,
Cl. B	24,100	1,896,670
Praxair	28,100	1,913,329
		7,637,537
Total Common Stocks
(cost $185,293,285)		221,095,087

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,229,000)	6,229,000 [b]	6,229,000

Total Investments (cost $191,522,285)	101.7%	227,324,087

Liabilities, Less Cash and Receivables	(1.7%)	(3,897,317)

Net Assets	100.0%	223,426,770

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)